Investments Held at Fair Value - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands						1 Months Ended			12 Months Ended
	Aug. 05, 2025	Jun. 26, 2025	Jul. 02, 2024	May 26, 2023	Feb. 21, 2023	Mar. 31, 2024	May 31, 2023	Feb. 28, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Oct. 18, 2024
Investments held at fair value [Line Items]
Financial assets									$ 326,290	$ 390,873
Equity method loss recorded against LTI									19,138	5,307
Investment in Vedanta preferred shares									888
Number of shares acquired (in shares)	1,477,692
Stock sold, price per share (usd per share)						$ 330
Gains on disposals of investments									375	151
Proportion of ownership interest in investee (as a percent)											2.30%
Financial investments, fair value of earnout shares received from SPAC exchange											$ 280,708
Sale of investments held at fair value									2,753	298,109	33,309
Gelesis
Investments held at fair value [Line Items]
Gains (losses) on change in fair value of equity investments											(1,264)
Number of warrants (in shares)				43,133,803			192,307,692	23,688,047
Exercise price of warrants (in usd per share)								$ 0.2744
Expiring term after issuance					5 years
Warrants fair value							$ 1,121				0
Gelesis | Top of range
Investments held at fair value [Line Items]
Exercise price of warrants (in usd per share)							$ 0.0182
Gelesis | Bottom of range
Investments held at fair value [Line Items]
Exercise price of warrants (in usd per share)							$ 0.0142
Level 3 of fair value hierarchy
Investments held at fair value [Line Items]
Financial assets									228,836	206,183
Investments held at fair value
Investments held at fair value [Line Items]
Financial assets									217,426	191,426
Investments held at fair value | Level 3 of fair value hierarchy
Investments held at fair value [Line Items]
Financial assets									217,419	188,452
Equity method loss recorded against LTI									19,138	$ 5,307	$ 0
Investments held at fair value | Level 3 of fair value hierarchy | Vedanta
Investments held at fair value [Line Items]
Investment in Vedanta preferred shares									$ 888
Common | Deconsolidated former subsidiary operating companies | Vedanta Biosciences
Investments held at fair value [Line Items]
Voting percentage through the holdings									0.20%	0.00%	0.00%
Series A-1 Preferred Stock | Seaport
Investments held at fair value [Line Items]
Number of shares issued by investee (in shares)												40,000,000
Series A-2 preferred stock | Seaport
Investments held at fair value [Line Items]
Number of shares issued by investee (in shares)												8,421,052
Preferred stock, series B | Seaport
Investments held at fair value [Line Items]
Number of shares issued by investee (in shares)												3,031,578
Preferred | Deconsolidated former subsidiary operating companies | Vedanta Biosciences
Investments held at fair value [Line Items]
Voting percentage through the holdings									4.80%	46.90%	47.00%
Seaport
Investments held at fair value [Line Items]
Financial assets									$ 236,003	$ 177,288
Gains (losses) on change in fair value of equity investments									58,715	(1,960)
Seaport | Common
Investments held at fair value [Line Items]
Number of shares issued by investee (in shares)												950,000
Vedanta
Investments held at fair value [Line Items]
Financial assets									553	11,163
Gains (losses) on change in fair value of equity investments									(14,335)	(2,990)	$ (6,303)
Convertible preferred stock, conversion shares (in shares)	577,851
Vedanta | Convertible promissory note
Investments held at fair value [Line Items]
Convertible preferred stock, conversion shares (in shares)	10,129,586
Principal amount	$ 5,000
Vedanta | Preferred | Deconsolidated former subsidiary operating companies | Vedanta Biosciences
Investments held at fair value [Line Items]
Voting percentage through the holdings	5.10%
Sonde
Investments held at fair value [Line Items]
Financial assets										5,307
Gains (losses) on change in fair value of equity investments										(5,102)	(994)
Equity method loss recorded against LTI										(5,307)
Sonde | Series Preferred A-2 and B
Investments held at fair value [Line Items]
Financial assets									0
Vor
Investments held at fair value [Line Items]
Financial assets										2,966
Gains (losses) on change in fair value of equity investments									(588)	$ (3,046)	(11,756)
Stock sold, price per share (usd per share)		$ 1.03
Gains on disposals of investments		$ 375
Sale of shares		$ 2,753							$ 2,753
Number of associate's common stock held at fair value (in shares)										2,671,800
Karuna
Investments held at fair value [Line Items]
Gains (losses) on change in fair value of equity investments										$ 11,813	$ 107,079
Sale of shares										292,672
Number of associate's common stock held at fair value (in shares)						886,885					886,885
Sale of investments held at fair value						$ 292,672
Karuna | Common
Investments held at fair value [Line Items]
Proceeds from sale of equity investment											$ 33,309
Sale of equity instruments in other entities (in shares)											167,579
Akili
Investments held at fair value [Line Items]
Gains (losses) on change in fair value of equity investments										(985)	$ (8,681)
Sale of shares										$ 5,437
Proceeds from sale of equity investment			$ 5,437
Number of associate's common stock held at fair value (in shares)			12,527,476